Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory
Note 4 - Inventory

Note 4 - Inventory

Inventory was comprised of the following at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Raw Materials	$161,005	$169,803
Spare Parts	23,434	23,432
Finished goods	359,304	366,892
	$543,743	$560,127

Note 4 - Inventory

Inventory was comprised of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Raw Materials	$169,803	$223,790
Work in Process	-	43,814
Spare Parts	23,432	27,632
Finished goods	366,892	218,262
	$560,127	$513,498